Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Trading and brokerage fees	$ 4,495	$ 2,544
Sales of digital assets	8,724
Cost of digital assets	(8,758)
Change in revaluation gain (loss) on digital assets, net	(188)
Net gain (loss) on digital assets	(222)
Revenue, net	4,273	2,544
Operating income (expenses):
Research and development	(5,306)	(3,849)	(1,581)
Sales and marketing	(6,512)	(6,411)	(2,153)
General and administrative	(15,450)	(33,136)	(8,056)
Fair value adjustment of INX Token warrant liability to employees and service providers	8,294	(12,626)
Loss from operations	(14,701)	(53,478)	(11,790)
Unrealized gain (loss) on INX Tokens issued, net	226,044	(161,173)	(12,518)
Finance income	787
Finance expense	(677)	(427)	(23)
Income (loss) before tax	211,453	(215,078)	(24,331)
Tax expenses	(119)	(157)
Net income (loss)	211,334	(215,235)	(24,331)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Realized (gain) loss on securities at fair value through other comprehensive income (loss) reclassification adjustment into net income (loss)	424
Unrealized loss on securities at fair value through other comprehensive income (loss)	(1,353)
Adjustments arising from translating financial statements from functional currency to presentation currency	(513)	188
Total other comprehensive income (loss)	(1,442)	188
Total comprehensive income (loss)	$ 209,892	$ (215,047)	$ (24,331)
Earnings (loss) per share, basic and diluted (in Dollars per share)	$ 4.52	$ (14.3)	$ (2)
Weighted average number of shares outstanding, basic and diluted (in Shares)	46,767,930	15,048,576	12,152,006